Pioneer Multi-Asset Income Fund

Schedule of Investments | October 31, 2019

Ticker Symbols:
Class A PMAIX
Class C PMACX
Class K PMFKX
Class R PMFRX
Class Y PMFYX

Schedule of Investments | 10/31/19  (unaudited)

ca
	Shares		Value
		UNAFFILIATED ISSUERS - 97.0%
		COMMON STOCKS - 48.1% of Net Assets
		Aerospace & Defense - 0.8%
	61,585	Raytheon Co.	$13,068,953
		Total Aerospace & Defense	$13,068,953
		Auto Components - 0.4%
	146,300	Bridgestone Corp.	$6,127,841
		Total Auto Components	$6,127,841
		Automobiles - 0.9%
	180,300	Subaru Corp.	$5,214,399
	140,800	Toyota Motor Corp.	9,833,899
		Total Automobiles	$15,048,298
		Banks - 10.9%
	1,157,534	ABN AMRO Bank NV (144a)	$21,530,330
	2,417,198	Abu Dhabi Commercial Bank PJSC	5,133,452
	841,873	Bank of America Corp.	26,325,369
	413,115	BNP Paribas SA	21,551,137
	988,572	ING Groep NV	11,158,160
	146,236	JPMorgan Chase & Co.	18,267,801
	313,268	KB Financial Group, Inc.	11,227,524
	15,934,543	Lloyds Banking Group Plc	11,710,404
	1,703,900	Malayan Banking Bhd	3,506,890
	3,234,900	Mitsubishi UFJ Financial Group, Inc.	17,069,464
	114,797	PNC Financial Services Group, Inc.	16,840,720
	338,411	Wells Fargo & Co.	17,472,160
		Total Banks	$181,793,411
		Biotechnology - 0.4%
	19,887(a)	Biogen, Inc.	$5,940,446
		Total Biotechnology	$5,940,446
		Capital Markets - 1.1%
	11,576	BlackRock, Inc.	$5,344,639
	198,637	Carlyle Group LP	5,418,817
	176,200	Morgan Stanley	8,114,010
		Total Capital Markets	$18,877,466
		Chemicals - 0.3%
	2,117,467	Chevron Lubricants Lanka Plc	$822,794
	13,242	LG Chem, Ltd.	3,478,842
		Total Chemicals	$4,301,636
		Construction & Engineering - 0.5%
	13,688,500	Sinopec Engineering Group Co., Ltd., Class H	$7,841,710
		Total Construction & Engineering	$7,841,710
		Consumer Finance - 0.3%
	103,225,500	BFI Finance Indonesia Tbk PT	$4,449,058
		Total Consumer Finance	$4,449,058
		Diversified Telecommunication Services - 2.9%
	655,538	AT&T, Inc.	$25,231,658
	462,509	CenturyLink, Inc.	5,984,866
	272,220	Verizon Communications, Inc.	16,461,143
		Total Diversified Telecommunication Services	$47,677,667
		Electric Utilities - 0.7%
	1,099,934	EDP - Energias de Portugal SA	$4,523,281
	293,747	Fortum OYJ	7,166,049
		Total Electric Utilities	$11,689,330
		Electrical Equipment - 1.3%
	9,527	Eaton Corp. Plc	$ 829,897
	835,300	Mitsubishi Electric Corp.	12,040,047
	409,193	Prysmian S.p.A.	9,444,281
		Total Electrical Equipment	$22,314,225
		Electronic Equipment, Instruments & Components - 0.2%
	36,741(a)	Landis+Gyr Group AG	$3,404,219
		Total Electronic Equipment, Instruments & Components	$3,404,219
		Equity Real Estate Investment Trusts ( REITs) - 2.9%
	128,211	alstria office REIT-AG	$2,400,464
	86,651	Digital Realty Trust, Inc.	11,008,143
	1,654	Invincible Investment Corp.	1,046,147
	267,017	Lar Espana Real Estate Socimi SA	2,416,326
	8,767,500	Mapletree Industrial Trust	16,425,174
	5,339,030	Mapletree Logistics Trust	6,589,700
	3,820	Simon Property Group, Inc.	575,597
	79,619	Spirit Realty Capital, Inc.	3,968,211
	140,082	Wereldhave NV	3,309,625
		Total Equity Real Estate Investment Trusts ( REITs)	$47,739,387
		Food & Staples Retailing - 0.3%
	104,858	Walgreens Boots Alliance, Inc.	$5,744,121
		Total Food & Staples Retailing	$5,744,121
		Household Durables - 1.0%
	556,797	Persimmon Plc	$16,403,777
		Total Household Durables	$16,403,777
	Shares		Value
		Insurance - 4.2%
	75,031	Allianz SE	$18,312,407
	83,283	American International Group, Inc.	4,410,668
	439,046	AXA SA	11,588,948
	57,541	Fidelity National Financial, Inc.	2,637,679
	254,718	Old Republic International Corp.	5,690,400
	1,268,000	Ping An Insurance Group Co. of China, Ltd., Class H	14,681,637
	64,011	Progressive Corp.	4,461,567
	83,375	Sampo OYJ	3,413,781
	11,013	Zurich Insurance Group AG	4,301,430
		Total Insurance	$69,498,517
		Interactive Media & Services - 0.9%
	3,146(a)	Alphabet, Inc.	$3,960,185
	3,157(a)	Alphabet, Inc., Class C	3,978,167
	44,744(a)	Facebook, Inc.	8,575,188
		Total Interactive Media & Services	$16,513,540
		Leisure Products - 0.3%
	5,914,000	Honma Golf, Ltd. (144A)	$5,319,601
		Total Leisure Products	$5,319,601
		Machinery - 0.4%
	163,610	ANDRITZ AG	$7,344,460
		Total Machinery	$7,344,460
		Marine - 0.0%†
	143,960	Fjord1 ASA (144A)	$542,611
		Total Marine	$542,611
		Media - 0.4%
	736,034	Television Francaise 1	$6,168,454
		Total Media	$6,168,454
		Metals & Mining - 0.3%
	923,690(a)	Lynas Corp., Ltd.	$1,577,640
	125,478(a)	Northam Platinum, Ltd.	848,499
	38,066	Nucor Corp.	2,049,854
		Total Metals & Mining	$4,475,993
		Mortgage Real Estate Investment Trusts (REITs) - 0.2%
	209,483	New Residential Investment Corp.	$3,318,211
		Total Mortgage Real Estate Investment Trusts (REITs)	$3,318,211
		Multi-Utilities - 0.2%
	204,173	Engie SA	$3,411,971
		Total Multi-Utilities	$3,411,971
		Oil, Gas & Consumable Fuels - 9.9%
	461,929(a)	Avance Gas Holding, Ltd. (144a)	$2,102,357
	1,184,840	BP Plc	7,500,995
	909,762	BW LPG, Ltd. (144a)	6,359,070
	59,687	ConocoPhillips	3,294,722
	1,573,602	Energy Transfer LP	19,811,649
	385,640	Enterprise Products Partners LP	10,038,209
	114,324	Galp Energia SGPS SA	1,819,392
	30,620	Magellan Midstream Partners LP	1,908,239
	76,353	Marathon Petroleum Corp.	4,882,774
	501,723	MPLX LP	13,230,436
	261,990	PBF Energy, Inc.	8,457,037
	39,771	PBF Logistics LP	861,042
	7,168,500	PTT PCL	10,744,439
	827,214	Rosneft Oil Co. PJSC (G.D.R.)	5,477,811
	1,076,674	Royal Dutch Shell Plc	31,239,379
	461,199	Tallgrass Energy LP	8,605,973
	479,161	TOTAL SA	25,170,136
	268,843	Western Midstream Partners LP	5,715,602
		Total Oil, Gas & Consumable Fuels	$167,219,262
		Pharmaceuticals - 1.7%
	577,751	GlaxoSmithKline Plc	$13,220,694
	38,912	Novartis AG	3,394,057
	317,917	Pfizer, Inc.	12,198,475
		Total Pharmaceuticals	$28,813,226
		Semiconductors & Semiconductor Equipment - 1.0%
	93,099	Intel Corp.	$5,262,887
	229,386(a)	Micron Technology, Inc.	10,907,304
	68,000	Powertech Technology, Inc.	213,963
		Total Semiconductors & Semiconductor Equipment	$16,384,154
		Software - 0.3%
	61,542	Micro Focus International Plc	$844,037
	36,999	Microsoft Corp.	5,304,547
		Total Software	$6,148,584
		Technology Hardware, Storage & Peripherals - 0.1%
	41,574	Samsung Electronics Co., Ltd.	$1,790,146
		Total Technology Hardware, Storage & Peripherals	$1,790,146
		Textiles, Apparel & Luxury Goods - 0.6%
	116,035	Moncler S.p.A.	$4,466,547
	Shares		Value
		Textiles, Apparel & Luxury Goods - (continued)
	196,660	Tapestry, Inc.	$5,085,627
		Total Textiles, Apparel & Luxury Goods	$9,552,174
		Trading Companies & Distributors - 1.5%
	187,984(a)	United Rentals, Inc.	$25,109,023
		Total Trading Companies & Distributors	$25,109,023
		Wireless Telecommunication Services - 1.2%
	10,007,158	Vodafone Group Plc	$20,379,777
		Total Wireless Telecommunication Services	$20,379,777
		TOTAL COMMON STOCKS
		(Cost $785,740,572)	$804,411,249
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - 0.0%† of Net Assets
	29,251(b)	GE Mortgage Services LLC, Series 1997-HE1, Class A4, 7.78%, 3/25/27	$5,819
	500,000	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	502,500
	163,140	Skopos Auto Receivables Trust, Series 2018-1A, Class A, 3.19%, 9/15/21 (144A)	163,203
		TOTAL ASSET BACKED SECURITIES
		(Cost $692,310)	$671,522
		COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2% of Net Assets
	1,751,348(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.0%, 10/25/68 (144A)	$1,803,966
	1,470,000(c)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 5.923% (1 Month USD LIBOR + 410 bps), 9/25/31 (144A)	1,563,331
	3,090,000(c)	Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 7.073% (1 Month USD LIBOR + 525 bps), 6/25/39 (144A)	3,374,242
	2,700,000(c)	Eagle Re, Ltd., Series 2019-1, Class B1, 6.323% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	2,689,125
	2,700,000(c)	Freddie Mac Stacr Trust, Series 2019-DNA1, Class B2, 12.573% (1 Month USD LIBOR + 1,075 bps), 1/25/49 (144A)	3,452,431
	2,790,000(c)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class B2, 12.323% (1 Month USD LIBOR + 1,050 bps), 3/25/49 (144A)	3,524,123
	1,000,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 14.073% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	1,330,514
	1,000,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 13.073% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	1,250,703
	23,540	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	13,448
	176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	10,401
	210,000(b)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	125,285
	879,852(b)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	871,716
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $17,869,892)	$20,009,285
		CORPORATE BONDS - 20.4% of Net Assets
		Advertising - 0.2%
	3,444,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$3,293,325
		Total Advertising	$3,293,325
		Aerospace & Defense - 0.2%
	915,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	$874,191
	3,372,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	3,178,110
	445,000	F-Brasile S.p.A./F-Brasile US LLC, 7.375%, 8/15/26 (144A)	465,025
		Total Aerospace & Defense	$4,517,326
		Auto Parts & Equipment - 0.5%
	5,468,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$5,194,600
	2,884,000	Titan International, Inc., 6.5%, 11/30/23	2,379,300
		Total Auto Parts & Equipment	$7,573,900
		Banks - 2.7%
	2,614,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	$2,463,695
	8,650,000(b)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	9,222,197
	8,676,000(b)(d)	Lloyds Banking Group Plc, 7.5% (5 Year USD Swap Rate + 450 bps)	9,545,248
	2,920,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	2,838,824
	8,125,000(b)(d)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	9,292,969
	2,350,000(b)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	2,532,125
	8,600,000(b)(d)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	9,223,500
		Total Banks	$45,118,558
		Building Materials - 0.7%
	2,661,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$2,707,567
	1,510,000	Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)	1,570,400
	1,689,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	1,832,565
	2,387,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	2,476,513
	2,627,000	Summit Material LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	2,837,160
		Total Building Materials	$11,424,205
		Chemicals - 1.2%
	4,008,000	CF Industries, Inc., 5.375%, 3/15/44	$4,108,200
	4,769,000	Chemours Co., 7.0%, 5/15/25	4,602,085
	2,660,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	2,560,250
	2,000,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	2,035,000
	2,312,000	OCI NV, 6.625%, 4/15/23 (144A)	2,413,150
	2,736,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25 (144A)	2,636,820
	Principal Amount USD ($)		Value
		Chemicals - (continued)
	1,643,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	$1,597,160
		Total Chemicals	$19,952,665
		Coal - 0.2%
	4,190,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$3,561,500
		Total Coal	$3,561,500
		Commercial Services - 1.0%
	2,642,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	$2,727,865
	7,885,000	GW B-CR Security Corp., 9.5%, 11/1/27 (144A)	8,101,838
	2,565,000	Sotheby's, 7.375%, 10/15/27 (144A)	2,565,000
	3,746,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	3,984,808
		Total Commercial Services	$17,379,511
		Diversified Financial Services - 0.2%
	3,000,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	$3,288,750
		Total Diversified Financial Services	$3,288,750
		Electric - 0.2%
	2,568,000	Clearway Energy Operating LLC, 5.75%, 10/15/25	$2,635,410
	1,079,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (144A)	1,076,303
		Total Electric	$3,711,713
		Entertainment - 0.9%
	2,621,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (144A)	$2,683,249
	3,419,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	3,743,805
	1,505,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	1,681,838
	4,396,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	4,648,770
	1,678,000	Scientific Games International, Inc., 10.0%, 12/1/22	1,726,243
		Total Entertainment	$14,483,905
		Environmental Control - 0.6%
	4,375,000	GFL Environmental, Inc., 5.375%, 3/1/23 (144A)	$4,500,781
	2,530,000	GFL Environmental, Inc., 8.5%, 5/1/27 (144A)	2,783,000
	3,342,000	Tervita Corp., 7.625%, 12/1/21 (144A)	3,300,225
		Total Environmental Control	$10,584,006
		Food - 0.8%
	5,443,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	$4,892,168
	1,850,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	2,035,019
	1,760,000	JBS USA LUX SA/JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	1,894,200
	3,859,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	3,776,996
	920,000	Simmons Foods, Inc., 7.75%, 1/15/24 (144A)	994,750
		Total Food	$13,593,133
		Forest Products & Paper - 0.5%
	1,770,000	Mercer International, Inc., 7.375%, 1/15/25 (144A)	$1,836,375
	2,124,000	Mercer International, Inc., 7.375%, 1/15/25	2,203,650
	4,236,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	4,521,930
		Total Forest Products & Paper	$8,561,955
		Healthcare-Services - 0.4%
	2,930,000	BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/27 (144A)	$2,739,550
	4,350,000	Surgery Centre Holdings, Inc., 10.0%, 4/15/27 (144A)	4,404,375
		Total Healthcare-Services	$7,143,925
		Holding Companies-Diversified - 0.2%
	2,710,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$2,635,475
		Total Holding Companies-Diversified	$2,635,475
		Home Builders - 0.7%
	3,921,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$3,842,580
	245,000	Beazer Homes USA, Inc., 7.25%, 10/15/29 (144A)	256,637
	590,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)	601,800
	4,258,000	KB Home, 7.625%, 5/15/23	4,838,153
	1,787,000	Lennar Corp., 4.75%, 11/29/27	1,929,960
		Total Home Builders	$11,469,130
		Iron/Steel - 0.2%
	3,397,000	Commercial Metals Co., 5.375%, 7/15/27	$3,486,171
		Total Iron/Steel	$3,486,171
		Machinery-Diversified - 0.2%
	2,886,000	Cloud Crane LLC, 10.125%, 8/1/24 (144A)	$3,048,337
		Total Machinery-Diversified	$3,048,337
		Media - 0.7%
	2,777,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)	$3,054,700
	3,770,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	3,883,100
	4,010,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	4,215,593
	445,000	Sinclair Television Group, Inc., 5.875%, 3/15/26 (144A)	465,025
		Total Media	$11,618,418
		Mining - 0.4%
	1,908,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	$1,867,455
	2,379,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	2,459,054
	1,265,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	1,287,928
	530,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)	561,138
		Total Mining	$6,175,575
	Principal Amount USD ($)		Value
		Oil & Gas - 0.3%
	1,822,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	$1,480,375
	2,523,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,621,027
	305,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	285,938
	1,515,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	1,560,450
ARS	22,000,000	YPF SA, 16.5%, 5/9/22 (144A)	125,556
		Total Oil & Gas	$5,073,346
		Oil & Gas Services - 0.3%
	860,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$866,450
	1,711,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	1,766,436
	3,449,000	FTS International, Inc., 6.25%, 5/1/22	2,461,724
		Total Oil & Gas Services	$5,094,610
		Packaging & Containers - 0.4%
EUR	2,780,000(e)	ARD Finance SA, 6.625% (7.375% PIK 0.0% cash), 9/15/23	$3,206,762
	350,000(e)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	363,562
	2,350,000	Sealed Air Corp., 6.875%, 7/15/33 (144A)	2,737,750
		Total Packaging & Containers	$6,308,074
		Pharmaceuticals - 0.5%
	623,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	$632,345
	989,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	1,066,884
	2,554,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	2,812,592
	1,845,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	1,752,750
	2,532,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	2,190,180
		Total Pharmaceuticals	$8,454,751
		Pipelines - 1.0%
	3,619,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$3,365,670
	2,200,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	2,194,500
	458,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	343,500
	3,328,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	2,554,240
	3,617,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	3,345,725
	1,570,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	1,622,179
	400,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27 (144A)	416,068
	690,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	707,250
	1,115,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,244,379
	722,000	Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	829,037
		Total Pipelines	$16,622,548
		Retail - 0.6%
	3,180,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$2,933,550
	4,030,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27 (144A)	4,205,104
	2,491,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	2,459,115
		Total Retail	$9,597,769
		Telecommunications - 4.6%
	34,288,000	CenturyLink, Inc., 7.6%, 9/15/39	$34,888,040
	36,502,000	CenturyLink, Inc., 7.65%, 3/15/42	37,049,530
	3,389,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	3,210,162
	2,525,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	2,528,156
		Total Telecommunications	$77,675,888
		TOTAL CORPORATE BONDS
		(Cost $325,236,357)	$341,448,469
		FOREIGN GOVERNMENT BONDS - 4.3% of Net Assets
		Egypt - 0.6%
EGP	167,150,000	Egypt Treasury Bills, 17.646%, 2/4/20	$9,957,906
		Total Egypt	$9,957,906
		Indonesia - 3.7%
IDR	270,777,000,000	Indonesia Treasury Bond, 8.375%, 3/15/24	$20,686,846
IDR	291,780,000,000	Indonesia Treasury Bond, 8.75%, 5/15/31	23,149,187
IDR	220,520,000,000	Indonesia Treasury Bond, 9.0%, 3/15/29	17,753,632
		Total Indonesia	$61,589,665
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $66,298,158)	$71,547,571
		INSURANCE-LINKED SECURITIES - 2.1% of Net Assets(f)
		Catastrophe Linked Bonds - 1.0%
		Earthquakes - California - 0.0%†
	250,000(c)	Ursa Re, 5.034% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$248,150
		Earthquakes - Japan - 0.1%
	500,000(c)	Kizuna Re II, 3.412% (3 Month U.S. Treasury Bill + 188 bps), 4/11/23 (144A)	$494,350
	500,000(c)	Kizuna Re II, 4.037% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)	494,050
	250,000(c)	Nakama Re, 3.805% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	248,375
			$1,236,775
		Earthquakes - U.S. - 0.0%†
	400,000(c)	Acorn Re, 4.551% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$397,280
		Earthquakes - U.S. Regional - 0.0%†
	500,000(c)	Merna Re, 3.537% (3 Month U.S. Treasury Bill + 200 bps), 4/8/21 (144A)	$497,950
		Flood - U.S. - 0.0%†
	250,000(c)	FloodSmart Re, 12.784% (3 Month U.S. Treasury Bill + 1,125 bps), 3/7/22 (144A)	$251,375
	Principal Amount USD ($)		Value
		Multiperil - U.S. - 0.4%
	750,000(c)	Bowline Re, 6.034% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A)	$742,875
	1,100,000(c)	Kilimanjaro II Re, 8.063% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	1,111,770
	250,000(c)	Kilimanjaro II Re, 8.083% (6 Month USD LIBOR + 630 bps), 4/21/22 (144A)	252,550
	750,000(c)	Kilimanjaro II Re, 9.673% (6 Month USD LIBOR + 791 bps), 4/20/21 (144A)	756,150
	250,000(c)	Kilimanjaro Re, 6.75% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	248,875
	750,000(c)	Kilimanjaro Re, 6.783% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	741,375
	250,000(c)	Residential Reinsurance 2017, 7.294% (3 Month U.S. Treasury Bill + 576 bps), 12/6/21 (144A)	246,425
	750,000(c)	Sanders Re, 4.734% (6 Month USD LIBOR + 299 bps), 12/6/21 (144A)	737,100
	750,000(c)	Spectrum Re, 7.994% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)	752,700
			$5,589,820
		Multiperil - U.S. Regional - 0.0%†
	750,000(c)	Long Point Re III, 4.287% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$751,125
		Multiperil - Worldwide - 0.2%
	700,000(c)	Galilei Re, 8.641% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	$700,490
	550,000(c)	Galilei Re, 8.661% (6 Month USD LIBOR + 678 bps), 1/8/21 (144A)	550,550
	500,000(c)	Galilei Re, 10.491% (6 Month USD LIBOR + 863 bps), 1/8/20 (144A)	500,900
	250,000(c)	Galilei Re, 15.721% (6 Month USD LIBOR + 1,386 bps), 1/8/20 (144A)	250,975
	750,000(c)	Kendall Re, 7.329% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A)	735,975
			$2,738,890
		Pandemic - Worldwide - 0.0%†
	250,000(c)	International Bank for Reconstruction & Development, 8.713% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$250,625
		Windstorm - Florida - 0.1%
	500,000(c)	Integrity Re, 4.843% (6 Month USD LIBOR + 328 bps), 6/10/20 (144A)	$506,100
	250,000(c)	Integrity Re, 5.74% (3 Month USD LIBOR + 401 bps), 6/10/22 (144A)	248,375
	500,000(c)	Sanders Re, 4.824% (6 Month USD LIBOR + 314 bps), 6/5/20 (144A)	506,100
			$1,260,575
		Windstorm - Massachusetts - 0.1%
	1,500,000(c)	Cranberry Re, 3.556% (6 Month USD LIBOR + 198 bps), 7/13/20 (144A)	$1,507,500
		Windstorm - Texas - 0.1%
	1,000,000(c)	Alamo Re, 5.014% (1 Month U.S. Treasury Bill + 348 bps), 6/7/21 (144A)	$1,006,500
	500,000(c)	Alamo Re, 5.344% (3 Month U.S. Treasury Bill + 381 bps), 6/8/20 (144A)	505,850
			$1,512,350
		Total Catastrophe Linked Bonds	$16,242,415
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 0.0†%
		Multiperil - U.S. - 0.0%†
	300,000+(a)(g)	Dingle Re 2019, 2/1/20	$304,317
		Multiperil - U.S. Regional - 0.0%†
	250,000+(a)(g)	Ocean View Re 2019, 6/30/20	$246,494
		Multiperil - Worldwide - 0.0%†
	700,000+(a)(g)	Cypress Re 2017, 1/10/20	$12,740
	12,000+(g)	Limestone Re 2016-1, 8/31/21	14,540
	12,000+(g)	Limestone Re 2016-1, 8/31/21	14,541
	700,000+(a)(g)	Resilience Re, 5/1/20	490
	300,000+(a)(g)	Walton Health Re 2019, 6/30/20	263,014
			$305,325
		Windstorm - U.S. Regional - 0.0%†
	250,000+(a)(g)	Oakmont Re 2017, 4/15/20	$7,350
		Total Collateralized Reinsurance	$863,486
		Industry Loss Warranties - 0.0%†
		Multiperil - U.S. - 0.0%†
	250,000+(a)(g)	Cypress Re 2019, 1/31/20	$250,325
		Total Industry Loss Warranties	$250,325
		Reinsurance Sidecars - 1.1%
		Multiperil - U.S. - 0.1%
	700,000+(a)(g)	Carnoustie Re 2015, 7/31/20	$2,240
	700,000+(a)(g)	Carnoustie Re 2016, 11/30/20	18,900
	1,500,000+(a)(g)	Carnoustie Re 2017, 11/30/21	381,300
	1,500,000+(a)(h)	Harambee Re 2019, 12/31/22	1,604,850
			$2,007,290
		Multiperil - Worldwide - 1.0%
	600,000+(a)(g)	Alturas Re 2019-1, 3/10/23	$642,120
	1,000,000+(a)(g)	Alturas Re 2019-2, 3/10/22	1,066,000
	1,000,000+(a)(g)	Arlington Re 2015, 2/1/20	48,600
	750,000+(a)(g)	Bantry Re 2019, 12/31/22	786,009
	900,000+(a)(g)	Berwick Re 2017-1, 2/1/20	29,790
	46,259+(g)	Berwick Re 2018-1, 12/31/21	7,387
	1,391,977+(a)(g)	Berwick Re 2019-1, 12/31/22	1,489,936
	1,500,000+(a)(g)	Eden Re II, 3/22/23 (144A)	1,698,600
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	750,000+(a)(g)	Gleneagles Re 2019, 12/31/22	$805,769
	648,000+(a)(g)	Limestone Re 2019-A, 9/9/22	707,033
	476,000+(a)(g)	Limestone Re 2019-B, 9/9/22	519,363
	1,250,000+(a)(h)	NCM Re 2019, 12/31/22	1,330,875
	1,200,000+(g)	Pangaea Re 2015-1, 2/1/20	1,570
	2,000,000+(g)	Pangaea Re 2015-2, 5/29/20	2,982
	1,200,000+(g)	Pangaea Re 2016-1, 11/30/20	3,292
	1,500,000+(a)(g)	Pangaea Re 2017-1, 11/30/21	24,150
	1,250,000+(a)(g)	Pangaea Re 2019-1, 2/1/23	1,243,500
	500,000+(a)(g)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	367,614
	1,000,000+(a)(g)	St. Andrews Re 2017-1, 2/1/20	67,800
	608,294+(a)(g)	St. Andrews Re 2017-4, 6/1/20	59,856
	1,500,000+(a)(h)	Thopas Re 2019, 12/31/22	1,530,450
	1,500,000+(a)(g)	Versutus Re 2017, 11/30/21	19,500
	1,600,000+(a)(g)	Versutus Re 2019-B, 12/31/21	1,705,280
	1,500,000+(a)(h)	Viribus Re 2019, 12/31/22	1,732,500
	600,000+(a)(g)	Woburn Re 2019, 12/31/22	647,574
			$16,537,550
		Total Reinsurance Sidecars	$18,544,840
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $35,051,930)	$35,901,066
	Shares		Value
		EQUITY LINKED NOTES - 18.0% of Net Assets
		Aerospace & Defense - 0.3%
	29,600	Credit Suisse AG London (Raytheon Co.), 6.1%, 12/19/19	$5,772,873
		Total Aerospace & Defense	$5,772,873
		Banks - 1.7%
	175,000	Citigroup Global Markets Holdings, Inc. (Bank of America Corp.), 7.34%, 5/6/20 (144a)	$5,418,000
	24,050	Citigroup Global Markets Holdings, Inc. (SVB Financial Group), 10.07%, 6/24/20 (144a)	5,188,066
	163,700	Merrill Lynch International (Morgan Stanley), 3/5/20	7,387,781
	28,000	Merrill Lynch International (SVB Financial Group), 10.91%, 2/5/20	6,361,600
	275,000	Wells Fargo Bank National Association (Credit Suisse Group AG), 9.0%, 5/12/20	3,575,000
		Total Banks	$27,930,447
		Biotechnology - 0.2%
	12,000(a)	UBS AG (Biogen, Inc.), 12.75%, 10/30/20	$3,584,520
		Total Biotechnology	$3,584,520
		Building Products - 0.3%
	70,800	Wells Fargo Bank National Association (Owens Coming), 10.55%, 9/22/20	$4,369,776
		Total Building Products	$4,369,776
		Commercial Services - 2.3%
	69,300	BNP Paribas Issuance (United Rentals, Inc.), 13.55%, 12/24/19	$9,324,315
	54,000	Citigroup Global Markets (United Rentals, Inc.), 10.95%, 4/27/20 (144a)	7,128,540
	69,300	Credit Suisse AG London (United Rentals, Inc.), 13.6%, 12/24/19	9,144,239
	52,000	Merrill Lynch International (United Rentals, Inc.), 2/7/20	6,808,100
	45,500	Royal Bank of Canada (United Rentals, Inc.), 18.66%, 12/5/19	5,627,895
		Total Commercial Services	$38,033,089
		Diversified Telecommunication Services - 0.9%
	683,200	Goldman Sachs International (CenturyLink, Inc.), 18.9%, 2/18/20	$8,659,560
	486,000	JP Morgan Structured Products (CenturyLink, Inc.), 17.75%, 5/19/20	5,623,020
		Total Diversified Telecommunication Services	$14,282,580
		Entertainment - 1.5%
	90,500	Citigroup Global Markets (Electronics Arts, Inc.), 10.7%, 1/14/20 (144A)	$8,235,500
	93,500	Citigroup Global Markets (iQIYI, Inc.), 18.8%, 3/4/20 (144a)	1,779,305
	425,600	Goldman Sachs International (Gamestop Corp.), 39.6%, 3/16/20	2,106,294
	425,600	Goldman Sachs International (Gamestop Corp.), 49.85%, 12/16/19	2,159,494
	425,600	Morgan Stanley BV (Gamestop Corp.), 3/13/20	2,072,672
	414,000	Wells Fargo Bank National Association (iQIYI, Inc.), 20.26%, 2/6/20	7,671,420
		Total Entertainment	$24,024,685
		Food & Staples Retailing - 1%
	163,800(b)	BNP Paribas Issuance (Walgreens Boots Alliance, Inc.), 0.0% (N/A + 0 bps), 4/21/20 (144A)	$9,118,746
	130,000	Credit Suisse AG London (Walgreens Boots Alliance, Inc.), 8.7%, 8/12/20	7,024,875
		Total Food & Staples Retailing	$16,143,621
		Insurance - 1.1%
	109,200	Credit Suisse AG London (Progressive Corp.), 7.3%, 10/16/20	$7,793,932
	190,900	UBS AG (American International Group), 6.9%, 7/22/20	10,144,426
		Total Insurance	$17,938,358
		Internet & Direct Marketing Retail - 1.6%
	52,900	BNP Paribas Issuance (Alibaba Group Holding,, Ltd.), 10.43%, 12/24/19	$9,253,533
	4,500	Citigroup Global Markets (Booking Holdings, Inc.), 7.2%, 3/4/20 (144a)	8,970,030
	283,200	Wells Fargo & Company (eBay, Inc.), 9.11%, 11/12/19	8,255,280
		Total Internet & Direct Marketing Retail	$26,478,843
		IT Services - 0.7%
	48,300	JP Morgan Structured Products (Cognizant Technology Solutions Corp.), 6.63%, 4/17/20	$3,044,832

	Shares		Value
		IT Services - (continued)
	141,300	Wells Fargo Bank National Association (Cognizant Technology Solutions Corp.), 7.65%, 6/9/20	$8,763,426
		Total IT Services	$11,808,258
		Marine - 0.2%
	3,200	Credit Suisse AG London (AP Moller-Maersk AS), 3/9/20	$4,076,390
		Total Marine	$4,076,390
		Mining - 0.7%
	202,700	BNP Paribas Issuance (Freeport-McMoRan, Inc.), 9.47%, 12/24/19	$9,343,457
	273,000	BNP Paribas Issuance (Freeport-McMoRan, Inc.), 13.1%, 4/13/20 (144A)	2,972,970
		Total Mining	$12,316,427
		Pharmaceuticals - 0.1%
	19,000	Merrill Lynch International (Reata Pharmaceuticals, Inc.), 36.39%, 9/29/20	$1,920,756
		Total Pharmaceuticals	$1,920,756
		Semiconductors & Semiconductor Equipment - 3.4%
	153,000	BNP Paribas Issuance (Advanced Micro Devices), 21.45%, 11/26/19 (144A)	$3,464,624
	136,000	Credit Suisse AG London (Micron Technology, Inc.), 13.75%, 10/8/20	6,199,424
	136,000	Credit Suisse AG London (Micron Technology, Inc.), 17.6%, 1/2/20	6,308,224
	330,000	Goldman Sachs International (Micron Technology, Inc.), 11/12/19	13,623,060
EUR	544,500	JP Morgan Structured Products (Infineon Technologies AG), 10.44%, 12/24/19	9,235,770
	113,700	Merrill Lynch International (Micron Technologies, Inc.), 17.26%, 1/28/20	5,406,435
	189,000	Royal Bank of Canada (Micron Technology, Inc.), 18.51%, 1/6/20	8,784,720
	110,500	Wells Fargo & Company (Micron Technology, Inc.), 15.78%, 12/23/19	4,147,065
		Total Semiconductors & Semiconductor Equipment	$57,169,322
		Software - 0.5%
	157,700	Citigroup Global Markets Holdings, Inc. (Oracle Corp.), 6.62%, 6/29/20 (144A)	$8,624,613
		Total Software	$8,624,613
		Technology Hardware, Storage & Peripherals - 1%
	130,000	BNP Paribas Issuance (NetApp, Inc.), 10.63%, 4/7/20	$7,632,950
	50,000	Wells Fargo Bank National Association (Apple, Inc.), 7.81%, 2/28/20	9,368,700
		Total Technology Hardware, Storage & Peripherals	$17,001,650
		Trading Companies & Distributors - 0.5%
	73,700	Wells Fargo & Company (AerCap Holdings NV), 8.66%, 1/16/20	$3,267,121
	105,900	Wells Fargo Bank National Association (AerCap Holdings NV), 7.13%, 12/24/19	5,716,482
		Total Trading Companies & Distributors	$8,983,603
		TOTAL EQUITY LINKED NOTES
		(Cost $296,926,320)	$300,459,811
		INVESTMENT COMPANIES - 2.4% of Net Assets
GBP	261,533(a)	Dragon Capital - Vietnam Enterprise Investments, Ltd., Class C	$1,641,165
	5,024,767	Invesco Senior Income Trust	21,003,526
	3,466,662	Voya Prime Rate Trust	16,639,977
		TOTAL INVESTMENT COMPANIES
		(Cost $41,111,890)	$39,284,668
		RIGHTS/WARRANTS - 0.3% of Net Assets
		Banks - 0.3%
	63,200(a)(i)	Merrill Lynch International	$4,041,640
		Total Banks	$4,041,640
		Health Care Providers & Services - 0.0%†
	959,816(j)	ANR, Inc.	$10,558
		Total Health Care Providers & Services	$10,558
		TOTAL RIGHTS/WARRANTS
		(Cost $4,259,730)	$4,052,198
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) PUT OPTIONS PURCHASED - 0.0%†
675,000	KKR & Co.	Citibank NA	USD	982,125	USD	24	1/17/20	$203,850
57,334	S&P 500 Index	Citibank NA	USD	3,998,427	USD	2,795	11/15/19	67,528
30,935	S&P 500 Index	Citibank NA	USD	3,045,041	USD	2,662	11/15/19	13,166
								$284,544
	TOTAL OVER THE COUNTER (OTC) PUT OPTIONS PURCHASED
	(Premiums paid $8,025,593)							$284,544
	TOTAL OPTIONS PURCHASED
	(Premiums paid $8,025,593)							$284,544
Principal Amount USD ($)								Value
	TEMPORARY CASH INVESTMENTS - 0.2% of Net Assets
	REPURCHASE AGREEMENT - 0.2%
4,180,000	$4,180,000 Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.75%, dated 10/31/19 plus accrued interest on 11/1/19 collateralized by $4,263,600 Government National Mortgage Association, 4.5% - 5.0%, 5/20/49.							$4,180,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $4,180,000)							$4,180,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.0%
	(Cost $1,585,392,752)							$1,622,250,383

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 0.4%
	CLOSED-END FUND - 0.4% of Net Assets
737,334	Pioneer Floating Rate Trust(k)	$143,577	$(29,053)	$(71,136)	$7,719,887
	TOTAL CLOSED-END FUND
	(Cost $8,148,091)				$7,719,887
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 0.4%
	(Cost $8,148,091)				$7,719,887
	OTHER ASSETS AND LIABILITIES - 2.6%				$42,850,854
	NET ASSETS - 100.0%				$1,672,821,124

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2019, the value of these securities amounted to $312,599,023, or 18.7% of net assets.

(G.D.R.)	Global Depositary Receipts.
†	Amount rounds to less than 0.1%.
+	Security that used significant unobservable inputs to determine its value.
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at October 31, 2019.
(c)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2019.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Securities are restricted as to resale.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Merrill Lynch International warrants are exercisable into 63,200 shares.
(j)	ANR, Inc. warrants are exercisable into 959,816 shares.
(k)	Pioneer Floating Rate Trust is an affiliated fund managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	8,169,217	SEK	(88,462,000)	Goldman Sachs International	12/2/19	$(47,539)
SEK	170,119,979	EUR	(15,946,065)	Goldman Sachs International	12/2/19	(172,025)
COP	14,647,490,554	USD	(4,267,047)	HSBC Bank USA NA	12/17/19	59,192)
NOK	38,084,493	EUR	(3,824,743)	HSBC Bank USA NA	11/29/19	(132,135)
PHP	935,000,000	USD	(18,247,107)	JPMorgan Chase Bank NA	12/17/19	131,747
AUD	25,686,727	NZD	(27,748,567)	State Street Bank & Trust Co.	12/19/19	(91,173)
NOK	39,610,305	USD	(4,380,217)	State Street Bank & Trust Co.	11/26/19	(77,209)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(329,142)

FUTURES CONTRACT

INDEX FUTURES CONTRACT
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,448	S&P 500 EMINI	12/20/19	$217,338,436	$219,788,300	$(2,449,864)
TOTAL FUTURES CONTRACT			$217,338,436	$219,788,300	$(2,449,864)

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
COP	-	Colombian Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
SEK	-	Swedish Krona

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$804,411,249	$–	$–	$804,411,249
Asset Backed Securities	–	671,522	–	671,522
Collateralized Mortgage Obligations	–	20,009,285	–	20,009,285
Corporate Bonds	–	341,448,469	–	341,448,469
Foreign Government Bonds	–	71,547,571	–	71,547,571
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - U.S.	–	–	304,317	304,317
Multiperil - U.S. Regional	–	–	246,494	246,494
Multiperil - Worldwide	–	–	305,325	305,325
Windstorm - U.S. Regional	–	–	7,350	7,350
Industry Loss Warranties
Multiperil - U.S.	–	–	250,325	250,325
Reinsurance Sidecars
Multiperil - U.S.	–	–	2,007,290	2,007,290
Multiperil - Worldwide	–	–	16,537,550	16,537,550
All Other Insurance-Linked Securities	–	16,242,415	–	16,242,415
Equity Linked Notes	–	300,459,811	–	300,459,811
Investment Companies	39,284,668	–	–	39,284,668
Rights/Warrants	–	4,052,198	–	4,052,198
Over The Counter (OTC) Put Options Purchased	–	284,544	–	284,544
Repurchase Agreement	–	4,180,000	–	4,180,000
Affiliated Closed-End Fund	7,719,887	–	–	7,719,887
Total Investments in Securities	$851,415,804	$758,895,815	$19,658,651	$1,629,970,270
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$–	$(329,142)	$–	$(329,142)
Net unrealized depreciation on futures contracts	(2,449,864)	–	–	(2,449,864)
Total Other Financial Instruments	$(2,449,864)	$(329,142)	$–	$(2,779,006)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 7/31/19	$19,483,969
Realized gain (loss)	--
Changed in unrealized appreciation (depreciation)	287,697
Accrued discounts/premiums	--
Purchases	--
Sales	(113,015)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 10/31/19	$19,658,651

*
Transfers are calculated on the beginning of period value. The change in the level designation within the fair hierarchy was due to a change in classification from Corporate Bonds to Insured-Linked Securities. During the three months ended October 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at October 31, 2019:
$ 287,697.